Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances

NOTE 10 – FEDERAL HOME LOAN BANK ADVANCES

At year end, long-term advances from the FHLB were as follows:

	Rate	December 31, 2012	December 31, 2011
Maturing:
April 2012	2.30%	$—	$5,000
June 2012	2.05%	—	742
January 2014	3.12%	5,000	5,000
May 2014	3.06%	5,000	5,000

Total		$10,000	$15,742

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

The advances were collateralized as follows:

	December 31, 2012	December 31, 2011
Single-family mortgage loans	$9,917	$11,141
Multi-family mortgage loans	4,968	4,222
Commercial real estate loans	1,185	3,384
Securities	4,707	9,336
Cash	3,300	800

Total	$24,077	$28,883

Based on the collateral pledged to FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $17,460 from the FHLB at year-end 2012. The decrease in commercial real estate loans pledged to FHLB was due to the credit quality of certain loans previously pledged, as well as principal repayments and payoffs. In April 2012, CFBank was notified by the FHLB that, due to regulatory considerations, CFBank is only eligible for future advances with a maximum maturity of 30 days.